Capital Stock (Option Grant Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Stock [Abstract]
Weighted-average fair value per share	$ 141.40	$ 118.22	$ 83.59
Risk-free interest rate	4.40%	4.30%	4.00%
Expected dividend yield	0.90%	1.10%	1.20%
Expected stock price volatility	29.10%	29.90%	29.00%
Expected option life (years)	6 years 4 months 24 days	6 years 3 months 18 days	6 years 2 months 12 days